Basic and diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per share
For the purpose of basic loss per share	183,828,591	140,419,945	58,008,856
For the purpose of diluted loss per share	183,828,591	140,419,945	58,008,856